Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 2,124,949	¥ 2,052,264
Carried at fair value	[1]	818,523	805,141
Total		2,943,472	2,857,405
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,000
Carried at fair value	[1]
Total		1,000
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,125,949
Carried at fair value	[1]	818,523
Total		2,944,472
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		605,200	521,715
Carried at fair value	[1]
Total		605,200	521,715
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		436,221	296,833
Carried at fair value	[1]		8,905
Total		436,221	305,738
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,289	865
Carried at fair value	[1]
Total		1,289	865
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,082,239	1,232,851
Carried at fair value	[1]	818,523	796,236
Total		¥ 1,900,762	¥ 2,029,087

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.